Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	Forward Funds
Central Index Key	dei_EntityCentralIndexKey	0000889188
Amendment Flag	dei_AmendmentFlag	true
Amendment Description	dei_AmendmentDescription	Missing Principal Investment Strategy Content
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2013
Prospectus Date	rr_ProspectusDate	May 01, 2013